Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

	JPY (millions) As of March 31
	2023	2024
Derivative liabilities (Note 27)	¥40,721	¥25,108
Lease liabilities (Note 27)	479,351	619,639
Financial liabilities associated with programs to sell certain receivables	78,041	79,062
Financial liabilities associated with contingent consideration arrangements (Note 27)	8,139	7,772
Other	113,554	99,673
Total	¥719,806	¥831,254
Non-current	¥534,269	¥687,833
Current	¥185,537	¥143,421